Schedule Of Stock Option Activity Under Plan (Detail) (USD $)	9 Months Ended		12 Months Ended
	Oct. 27, 2012		Jan. 28, 2012	Jan. 29, 2011	Jan. 30, 2010
Options outstanding
Shares available for grant, Balance at beginning of period	908,207		1,399,977	21,104	100,395
Increase in authorized shares				3,799,827
Granted	642,210		611,313	2,427,690	121,446
Forfeited	93,266		119,543	6,736	42,155
Shares available for grant, Balance at end of period	5,046,157		908,207	1,399,977	21,104
Balance at beginning of period	2,627,955		2,136,185	840,860	762,012
Granted	642,210		611,313	2,427,690	121,446
Cancelled	(2,020,620)
Forfeited	(93,266)		(119,543)	(6,736)	(42,155)
Exercised				(1,125,629)	(443)
Balance at end of period	1,156,279	[1]	2,627,955	2,136,185	840,860
Exercisable at end of period	10,408
Weighted average exercise price
Balance at beginning of period	$ 6.47		$ 6.31	$ 3.41	$ 3.41
Granted	$ 15.09		$ 7.03	$ 6.93	$ 3.47
Forfeited	$ 9.19		$ 6.40	$ 3.88	$ 3.47
Cancelled	$ 6.30
Exercised				$ 5.64	$ 3.47
Balance at end of period	$ 9.57	[1]	$ 6.47	$ 6.31	$ 3.41
Exercisable at end of period	$ 6.31
Weighted average remaining contractual term
Balance at end of period	9 years 4 months 24 days	[1]	9 years	9 years 8 months 12 days	6 years 10 months 24 days
Exercisable at end of period	8 years 1 month 6 days

[1]	The weighted-average exercise price at October 27, 2012 reflects the adjustment of $2.02 per share resulting from the dividend declared on May 15, 2012, as described above.